Equity-Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2022
Equity-Accounted Investees
Schedule of details of equity accounted investees

		Thousands of Euros		Thousands of Euros
	% ownership	31/12/2022	% ownership	31/12/2021
Access Biologicals LLC	100.00%	—	49.00%	53,264
Shanghai RAAS Blood Products Co., Ltd.	26.20%	1,910,428	26.20%	1,909,596
Grifols Egypt Plasma Derivatives	49.00%	36,111	49.00%	31,847
BioDarou P.J.S. Co.	49.00%	5,051	0.00%	—
Total equity accounted investees with similar activity to that of the Group		1,951,590		1,994,707
Albajuna Therapeutics, S.L	49.00%	622	49.00%	1,910
Mecwins, S.A.	24.59%	2,965	24.99%	3,159
Total of the rest of equity accounted investees		3,587		5,069

Total equity-accounted investees		1,955,177		1,999,776

Schedule of movement in investments in equity-accounted investees

	Thousands of Euros
	2022
	Equity accounted investees with similar activity to that of the Group					Rest of equity accounted investees
		Shanghai
	Access	RAAS Blood	Grifols Egypt			Albajuna
	Biologicals	Products Co.,	Plasma	BioDarou P.J.S.		Therapeutics,	Mecwins,
	LLC	Ltd.	Derivatives	Co.	Total	S.L	S.A.	Total	Total
Balance at 1 January	53,264	1,909,596	31,847	—	1,994,707	1,910	3,159	5,069	1,999,776

Acquisitions	—	—	—	4,534	4,534	—	—	—	4,534
Transfers	(129,459)	—	—	—	(129,459)	—	—	—	(129,459)
Share of profit / (losses)	76,895	26,680	865	(962)	103,478	(1,288)	(194)	(1,482)	101,996
Share of other comprehensive income / translation differences	3,028	(18,859)	(16,419)	1,479	(30,771)	—	—	—	(30,771)
Collected dividends	(3,728)	(6,989)	—	—	(10,717)	—	—	—	(10,717)
Others	—	—	19,818	—	19,818	—	—	—	19,818
Balance at 31 December	—	1,910,428	36,111	5,051	1,951,590	622	2,965	3,587	1,955,177

	Thousands of Euros
	2021
	Equity accounted investees with similar activity to that of the Group				Rest of equity accounted investees
		Shanghai RAAS	Grifols Egypt		Albajuna
	Access	Blood Products	Plasma		Therapeutics,
	Biologicals LLC	Co., Ltd.	Derivatives	Total	S.L	GigaGen, Inc.	Mecwins, S.A.	Total	Total
Balance at 1 January	46,782	1,800,578	—	1,847,360	3,378	15,677	2,605	21,660	1,869,020

Acquisitions	—	—	30,454	30,454	—	—	860	860	31,314
Transfers	—	—	—	—	—	(50,794)	—	(50,794)	(50,794)
Share of profit / (losses)	8,298	24,835	(578)	32,555	(1,463)	34,957	(306)	33,188	65,743
Share of other comprehensive income / translation differences	3,929	89,886	1,971	95,786	(5)	160	—	155	95,941
Collected dividends	(5,745)	(5,703)	—	(11,448)	—	—	—	—	(11,448)
Balance at 31 December	53,264	1,909,596	31,847	1,994,707	1,910	—	3,159	5,069	1,999,776

	Thousands of Euros
	2020
	Equity accounted investees with similar activity to that of the Group				Rest of equity accounted investees
			Shanghai
	Access		RAAS Blood			Albajuna
	Biologicals	Plasmavita	Products Co.,			Therapeutics,			Medcom
	LLC	Healthcare	Ltd.	Total	Alkahest, Inc.	S.L	GigaGen, Inc.	Mecwins, S.A.	Advance, S.A	Total	Total
Balance at 1 January	49,922	10,368	—	60,290	14,708	5,228	23,997	2,338	7,912	54,183	114,473
Acquisitions	—	—	1,807,351	1,807,351	—	—	—	—	—	—	1,807,351
Transfers	—	(10,674)	—	(10,674)	(91,023)	—	—	—	—	(91,023)	(101,697)
Share of profit / (losses)	8,962	306	11,531	20,799	76,414	(1,878)	(6,725)	267	—	68,078	88,877
Share of other comprehensive income / translation differences	(4,160)	—	(16,090)	(20,250)	(99)	28	(1,595)	—	—	(1,666)	(21,916)
Impairment losses	—	—	—	—	—	—	—	—	(7,912)	(7,912)	(7,912)
Collected dividends	(7,942)	—	(2,214)	(10,156)	—	—	—	—	—	—	(10,156)
Balance at 31 December	46,782	—	1,800,578	1,847,360	—	3,378	15,677	2,605	—	21,660	1,869,020

Schedule of share price

	31/12/2022	31/12/2021	Date of acquisition
SRAAS Share price	CNY 6.34	CNY 6.80	CNY 7.91

Schedule of key assumptions used to perform the impairment test of the investment in SRAAS

	Perpetual Growth rate	Pre-tax discount rate
SRAAS	3.3%	9.2%

Schedule of reasonably possible changes considered for SRAAS

	Perpetual Growth rate	Pre-tax discount rate
SRAAS	+/- 50 bps	+/- 50 bps

Schedule of reasonably possible changes in key assumptions considered by management in calculating the recoverable amount of SRAAS would cause the carrying amount to exceed its recoverable amount

Pre-tax discount rate +50 bps
SRAAS	-2%

Schedule of last financial statements available for the main equity-accounted investments of Grifols

	Thousands of Euros	Thousands of Euros
	31/12/2022	31/12/2021
			Access
	SRAAS	SRAAS	Biologicals
Non-current assets	3,028,641	2,877,382	2,707
Current assets	648,415	549,977	23,287
Cash and cash equivalents	430,655	401,117	3,790
Non-current liabilities	(2,645)	(3,313)	(36)
Non-current financial liabilities	(292)	(453)	—
Current liabilities	(193,289)	(191,133)	(3,615)
Current financial liabilities	—	—	(2,649)
Net assets	3,911,485	3,633,577	23,484

P&L:

	Thousands of Euros	Thousands of Euros
	31/12/2022	31/12/2021
			Access
	SRAAS	SRAAS	Biologicals
Net revenue	700,831	395,812	45,689
Profit for the year	227,000	181,395	17,380